RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	1.44%	2.05%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.80%	2.94%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.41%	1.99%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	£ 11	£ 12
Increase (decrease) in the net defined benefit pension scheme liability	531	467
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	6	7
Increase (decrease) in the net defined benefit pension scheme liability	337	302
Increase of 0.1 per cent | Actuarial assumption of discount rates | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(20)	(20)
Increase (decrease) in the net defined benefit pension scheme liability	(866)	(763)
Increase of 0.1 per cent | Actuarial assumption of discount rates | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(12)	(11)
Increase (decrease) in the net defined benefit pension scheme liability	(534)	(471)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(11)	(12)
Increase (decrease) in the net defined benefit pension scheme liability	(522)	(460)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(6)	(7)
Increase (decrease) in the net defined benefit pension scheme liability	(332)	(296)
Decrease of 0.1 per cent | Actuarial assumption of discount rates | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	19	21
Increase (decrease) in the net defined benefit pension scheme liability	(890)	(784)
Decrease of 0.1 per cent | Actuarial assumption of discount rates | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	11	12
Increase (decrease) in the net defined benefit pension scheme liability	(548)	(484)
Increase of one year | Actuarial assumption of expected life expectancy of members | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	39	40
Increase (decrease) in the net defined benefit pension scheme liability	(2,146)	(1,636)
Increase of one year | Actuarial assumption of expected life expectancy of members | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	23	24
Increase (decrease) in the net defined benefit pension scheme liability	(1,370)	(1,038)
Decrease of one year | Actuarial assumption of expected life expectancy of members | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(37)	(39)
Increase (decrease) in the net defined benefit pension scheme liability	(2,052)	(1,575)
Decrease of one year | Actuarial assumption of expected life expectancy of members | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(23)	(23)
Increase (decrease) in the net defined benefit pension scheme liability	£ (1,310)	£ (1,000)